11. Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and finance costs
Finance Income and finance Costs

	2020	2019	2018
Interest SVB Loan Agreement (see note 21)	(95)	(483)	(847)
Foreign exchange differences	(6,693)	(175)	651
Interest on certificates of deposit with maturities of more than three months	186	602	5
Other finance income/finance costs—net	(45)	71	251
	(6,647)	15	60